Condensed Statements of Operations (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Net loss per share attributable to common stockholders, basic	$ (0.11)	$ (0.11)	$ (0.41)	$ (0.41)
Net loss per share attributable to common stockholders, diluted	$ (0.11)	$ (0.11)	$ (0.41)	$ (0.41)
Weighted average common shares outstanding, basic	19,947,223	12,514,763	16,043,086	12,498,206
Weighted average common shares outstanding, diluted	19,947,223	12,514,763	16,043,086	12,498,206